File Number: 2-62436
                                                Filed Pursuant to Rule 497(e) of
                                                      The Securities Act of 1933


                            Pioneer Bond Fund

               Investor Class Prospectus, dated November 1, 2005,
                          as revised December 16, 2005

Pioneer Bond Fund (the "Fund") issued Investor Class shares in connection with the reorganization of Safeco Intermediate-Term Bond Fund into the Fund (the "Reorganization") on December 10, 2004. The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's outstanding Investor Class shares. Holders of Investor Class shares of the Fund may be eligible to purchase Class A shares of the Fund without paying a sales load, pursuant to the prospectus for that Class.

All Investor Class shares of the Fund, whenever issued, convert to Class A shares of the Fund on December 10, 2006.

A copy of the prospectus for the Fund's Class A, Class B and Class C shares is attached. The following sections from the Class A, Class B and Class C shares prospectus are incorporated by reference into this prospectus:

   o  Basic information about the fund (other than "Fees and expenses");

   o  Management;

   o  Dividends, capital gains and taxes;

   o  Financial highlights; and

   o  The following sections under "Buying, exchanging and selling shares":

      o  Net asset value

      o Opening your account - Account options, Telephone transaction privileges and Online transaction privileges

      o General rules on buying, exchanging and selling shares (other than the subsections entitled "Buying" and "Buying Shares")

      o  Account options

      o  Shareowner services

      o  Shareowner account policies

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareowner fees paid directly from your investment               Investor Class
--------------------------------------------------------------------------------
Maximum sales charge (load) when you buy shares                        None

Maximum deferred sales charge (load)                                   None

Annual fund operating expenses
paid from the assets of the fund
as a percentage of average daily net assets                    Investor Class(3)
--------------------------------------------------------------------------------
Management Fee                                                      0.50%
Distribution and Service (12b-1) Fee                                0.00%
Other Expenses                                                      0.39%
Total Annual Fund Operating Expenses(1)                             0.89%
--------------------------------------------------------------------------------
Less: Fee Waiver and Expense Limitation(2)                         -0.15%
Net Expenses(2)                                                     0.74%

1 The fund's total annual operating expenses in the table have not been reduced by any expense offset arrangements.

2 The expenses in the table above reflect the expense limitation in effect through the second anniversary of the closing of the Reorganization, under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses (excluding taxes, commissions, interest and extraordinary expenses) to the extent required to reduce Investor Class expenses to 0.74% of the average daily net assets attributable to Investor Class shares. There can be no assurance that Pioneer will extend the expense limitation beyond December 10, 2006. See the statement of additional information for details regarding the expense limitation agreement.

3  The table below shows expenses for Class A shares.

Annual fund operating expenses
paid from the assets of the fund
as a percentage of average daily net assets                             Class A
--------------------------------------------------------------------------------
Management Fee                                                           0.50%
Distribution and Service (12b-1) Fee                                     0.25%
Other Expenses                                                           0.39%
Total Annual Fund Operating Expenses*                                    1.14%

* The fund's total annual operating expenses in the table have not been reduced by any expense offset arrangements.

Example

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the fund for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the fund's gross operating expenses remain the same, e) Pioneer's contractual expense limitation is in effect for one year and f) beginning in year two, the expenses are based on the gross expenses of Class A shares.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of years you own your shares
--------------------------------------------------------------------------------
                1               3               5               10
               $76            $323            $589           $1,350

Financial highlights

The financial highlights table helps you understand the fund's financial performance since the inception of Investor Class shares.

Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that you would have earned on an investment in Investor Class shares of the fund (assuming reinvestment of all dividends and distributions).

The information below has been audited by Ernst & Young LLP, the fund's independent registered public accounting firm, whose report is included in the fund's annual report along with the fund's financial statements. The annual report is available upon request.

Pioneer Bond Fund

                                                                    12/10/04 to
                                                                      6/30/05
INVESTOR CLASS
Net asset value, beginning of period                                  $ 9.40
                                                                      ------
Increase (decrease) from investment operations:
   Net investment income                                              $ 0.22
   Net realized and unrealized gain on investments                      0.04
                                                                      ------
   Net increase from investment operations                            $ 0.26
Distributions to shareowners:
   Net investment income                                               (0.26)
                                                                      ------
Net decrease in net asset value                                       $ 0.00
                                                                      ------
Net asset value, end of period                                        $ 9.40
                                                                      ======
Total return*                                                           2.84%(a)
Ratio of net expenses to average net assets+                            0.74%**
Ratio of net investment income to average net assets+                   4.43%**
Portfolio turnover rate                                                   49%(a)
Net assets, end of period (in thousands)                              $4,496
Ratios with no assumption of expenses by Pioneer and no
   reduction for fees paid indirectly:
   Net expenses                                                         0.89%**
   Net investment income                                                4.28%**
Ratios with assumption of expenses by Pioneer and reduction for fees paid indirectly:
   Net expenses                                                         0.74%**
   Net investment income                                                4.43%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.
(a)  Not annualized.


                                                                   18564-00-1205
                                         (C)2005 Pioneer Funds Distributor, Inc.
                                Underwriter of Pioneer mutual funds, Member SIPC